Income Taxes	6 Months Ended
Jun. 30, 2023
Income Taxes
Income Taxes

9.Income Taxes

The Group calculated the period income tax expense, during the six month period ended June 30, 2023 for which the Group recorded consolidated income tax expense of €83 thousand (June 30, 2022: income tax benefit of €478 thousand). These income taxes mainly relate to foreign subsidiaries.

Major deferred income taxes have not been recorded. The netting of deferred tax liabilities and deferred tax assets results in a net deferred tax asset. The net deferred tax asset has been valued at zero. Deferred tax assets on the tax losses carried forward are not recognized either given the tax losses carried forward relate to entities with a history of losses.